LOANS HELD FOR INVESTMENT AT CARRYING VALUE, Loans Held at Carrying Value Portfolio (FY) (Details) - USD ($)		3 Months Ended		5 Months Ended
		Mar. 31, 2021		Dec. 31, 2020		Jul. 30, 2020
Loans held at investment, Carrying Amount [Abstract]
Outstanding principal		$ 42,940,850	[1],[2]	$ 33,907,763	[1],[3]	$ 0
Original issue discount		(3,787,914)		(2,070,732)		0
Loans held for investment at carrying value		$ 39,152,936	[1],[2]	$ 31,837,031	[1],[3],[4]	$ 0
Private Co. C [Member] | Base Interest Rate [Member]
Loans held at investment, Carrying Amount [Abstract]
Interest rate		12.00%		12.00%
Private Co. C [Member] | LIBOR Floor Rate [Member]
Loans held at investment, Carrying Amount [Abstract]
Interest rate		1.00%		1.00%
Private Co. C [Member] | PIK Interest Rate [Member]
Loans held at investment, Carrying Amount [Abstract]
Interest rate		4.00%		4.00%
Private Co. C [Member] | PA [Member]
Loans held at investment, Carrying Amount [Abstract]
Outstanding principal	[3]			$ 11,907,763
Original issue discount				(851,148)
Loans held for investment at carrying value	[3]			$ 11,056,615
Interest rate	[5]			17.00%
Maturity date	[6]			Dec. 01, 2025
Payment Terms	[7]			P/I
Private Co. D [Member] | Base Interest Rate [Member]
Loans held at investment, Carrying Amount [Abstract]
Interest rate		13.00%		13.00%
Private Co. D [Member] | PIK Interest Rate [Member]
Loans held at investment, Carrying Amount [Abstract]
Interest rate		2.00%		2.00%
Private Co. D [Member] | Multi State [Member]
Loans held at investment, Carrying Amount [Abstract]
Outstanding principal	[3]			$ 12,000,000
Original issue discount				(1,035,911)
Loans held for investment at carrying value	[3]			$ 10,964,089
Interest rate	[8]			15.00%
Maturity date	[6]			Jan. 01, 2026
Payment Terms	[7]			P/I
Sub. of Public Co. D [Member] | Base Interest Rate [Member]
Loans held at investment, Carrying Amount [Abstract]
Interest rate		12.90%		12.90%
Sub. of Public Co. D [Member] | PA [Member]
Loans held at investment, Carrying Amount [Abstract]
Outstanding principal	[3]			$ 10,000,000
Original issue discount				(183,673)
Loans held for investment at carrying value	[3]			$ 9,816,327
Interest rate	[9]			12.90%
Maturity date	[6]			Dec. 18, 2024
Payment Terms	[7]			I/O

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[5]	Base interest rate of 12% plus LIBOR (LIBOR floor of 1%) and PIK interest rate of 4%
[6]	Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.
[7]	I/O = interest only, P/I = principal and interest. P/I loans may include interest only periods for a portion of the loan term.
[8]	Base interest rate of 13% and PIK interest rate of 2%
[9]	Base interest rate of 12.9%